Supplemental consolidated statements of income information	12 Months Ended
Mar. 31, 2016
Other Income and Expenses [Abstract]
Supplemental consolidated statements of income information
20.	Supplemental consolidated statements of income information

(1)	Other operating expense, net

Sony records transactions in other operating expense, net due to either the nature of the transaction or in consideration of factors including the relationship to Sony’s core operations.

Other operating expense, net is comprised of the following:

	Yen in millions
	March 31
	2014	2015	2016
Gain on sale of the U.S. headquarters building*1	(5,462)	(5,991)	(6,545)
Gain on sale of Sony City Osaki*1	(4,914)	(4,914)	(4,914)
Gain on sales of music publishing catalog in Pictures segment	(10,307)	(1,871)	—
(Gain) loss on sale, remeasurement, and issuance of M3 shares*2	(13,758)	113	(2)
(Gain) loss on purchase/sale of interests in subsidiaries and affiliates, net*3	(7,753)	1,716	(31,778)
(Gain) loss on sale, disposal or impairment of assets, net*4	90,860	192,605	90,410

	48,666	181,658	47,171

*1	A portion of gain on sale and leaseback transactions is deferred and is amortized on a straight-line basis over the lease term.

*2	Refer to Note 5.

*3	Refer to Notes 24 and 25.

*4	Refer to Notes 9, 13, 19 and 25.

(2)	Research and development costs

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2014, 2015 and 2016 were 466,030 million yen, 464,320 million yen and 468,183 million yen, respectively.

(3)	Advertising costs

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2014, 2015 and 2016 were 474,372 million yen, 444,444 million yen and 391,326 million yen, respectively.

(4)	Shipping and handling costs

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2014, 2015 and 2016 were 62,871 million yen, 65,561 million yen and 50,803 million yen, respectively, which included the internal transportation costs of finished goods.